Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss for the period	£ (94,375)	£ (245,224)
Adjustments to cash flows from non-cash items
Depreciation and amortization	1,772	765
Depreciation on right of use assets	410	177
Finance (income)/costs	(3,174)	(32,498)
Related party finance costs		483
Share based payment transactions	23,189	101,608
Warrant expense		111,611
Net exchange differences		853
Goodwill impairment	1,473
Working capital adjustments	(70,705)	(62,225)
Decrease/(increase) in trade and other receivables	(6,206)	(9,126)
Increase/ (decrease) in trade and other payables	(26,803)	43,801
Net cash flows used in operating activities	(103,714)	(27,550)
Cash flows from investing activities
Decrease/ (increase) in financial assets at amortized cost	(59,250)
Acquisitions of property plant and equipment	(1,436)	(790)
Acquisition of intangible assets	(571)	(2,565)
Rent guarantee deposits	(1,700)
Deferred consideration proceeds		1
Net cash flows used in investing activities	(62,957)	(3,354)
Cash flows from financing activities
Proceeds from convertible loan notes		166,981
Proceeds from related party borrowings		2,945
Repayment of related party borrowings		(737)
Payments to lease creditors	(484)	(240)
Proceeds from related party investment		3,779
Cash acquired as part of Business Combination		4,728
Proceeds from PIPE		67,257
Proceeds from share issuance	7,733
Net cash flows generated from financing activities	7,249	244,713
Net (decrease)/increase in cash at bank	(159,422)	213,809
Cash at bank as at January 1	212,660	839
Effect of foreign exchange rate changes	9,689	(1,988)
Cash at bank as at December 31	£ 62,927	£ 212,660